Statement of Compliance	6 Months Ended
Jun. 30, 2018
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Statement of Compliance
2.	STATEMENT OF COMPLIANCE

The unaudited condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standard (IFRS) IAS 34 Interim Financial Reporting as issued by the International Accounting Standard Board (IASB) and as adopted by the European Union. They do not include all of the information required for full annual financial statements, and should be read in conjunction with the consolidated financial statements of the company as at and for the year ended 31 December 2017. AB InBev did not early apply any new IFRS requirements that were not yet effective in 2018 and did not apply any European carve-outs from IFRS.